Financial Information By Industry Segment And Geographic Area (Sales By Industry Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
NET SALES	$ 5,381	$ 5,266	$ 5,322	$ 5,110	$ 5,443	$ 5,691	$ 5,714	$ 5,517	$ 21,079	[1]	$ 22,365	[1]	$ 23,617	[1]
Operating Segments [Member] | Industrial Packaging
Segment Reporting Information [Line Items]
NET SALES									13,899		14,240		14,749
Operating Segments [Member] | Global Cellulose Fibers
Segment Reporting Information [Line Items]
NET SALES									1,092		975		1,046
Operating Segments [Member] | Printing Papers
Segment Reporting Information [Line Items]
NET SALES									4,058		4,056		4,615
Operating Segments [Member] | Consumer Packaging
Segment Reporting Information [Line Items]
NET SALES									1,954		2,940		3,403
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
NET SALES									$ 76		$ 154		$ (196)

[1]	Net sales are attributed to countries based on the location of the seller.